Lease (Tables)	12 Months Ended
Dec. 31, 2023
Lease
Schedule of cash flow information related to operating leases

	For the year ended December 31,
	2022	2023
	RMB	RMB
Cash payments for operating leases	46,169	60,323
ROU assets obtained in exchange for operating lease liabilities	5,979	101,875

Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2024	33,923
2025	26,551
2026	25,182
2027	22,818
2028 and thereafter	18,839
Total future lease payments	127,313
Less: Imputed interest	(11,364)
Total lease liability balance	115,949